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Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]:  Amendment Number:
                                                ---
This Amendment (Check only one.):

         \ \ is a restatement.
         \ \ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             IXIS Asset Management US Group, L.P.
                  (formerly named IXIS Asset Management North America,
                   L.P., CDC IXIS Asset Management North America,
                   L.P. and Nvest Companies, L.P.)
Address:          399 Boylston Street
                  Boston, MA  02116

Form 13F File Number:  28-6808

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric N. Ward
Title:            Senior Vice President and Associate General Counsel
Phone:            617-449-2133

Signature, Place, and Date of Signing:

/s/ Eric N. Ward
------------------------------
 Eric N. Ward

Boston, MA
------------------------------
[City, State]

May 14, 2007
------------------------------
[Date]


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Report Type (Check only one:):

\ \  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
\X\  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
\ \ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         NAME                                              13F FILE NUMBER
         ----                                              ---------------

AEW Capital Management, L.P.                               28-6538
BlackRock Investment Management, LLC                       028-12061
Dreman Value Management, LLC                               028-06700
Frank Russell Company                                      028-01190
Hansberger Global Investors, Inc.                          28-6508
Harris Associates L.P.                                     28-2013
IXIS Asset Management Advisors, L.P.                       28-5788
Loomis, Sayles & Company, L.P.                             28-398
Pioneer Investment Management, Inc.                        028-04037
Reich & Tang Asset Management, LLC                         28-4818
Snyder Capital Management, L.P.                            28-6636
Vaughan Nelson Investment Management, L.P.                 28-5840
Westpeak Global Advisors, L.P.                             28-4372